Operating Segments (Schedule of Revenues from Company's Operation in Italy and Spain) (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
Disclosure of geographical areas [line items]
Revenue	€ 44,783	$ 50,685	€ 9,645	€ 18,988
Israel [Member]
Disclosure of geographical areas [line items]
Revenue	1,016		1,066	1,133
Italy [Member]
Disclosure of geographical areas [line items]
Revenue	0		0	10,082
NETHERLANDS
Disclosure of geographical areas [line items]
Revenue	12,686		6,002	4,786
Spain (including Talasol Project) [Member]
Disclosure of geographical areas [line items]
Revenue	€ 31,081		€ 2,577	€ 2,987